INCOME TAX - Net position of deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets / (liabilities)
Deferred tax assets	$ 3,234,956	$ 5,005,051
Deferred tax liability	(61,736)	(63,403)
Deferred tax assets	3,234,956	5,005,051
Deferred tax liability	(61,736)	(63,403)
Total Net Assets by deferred Tax	3,173,220	4,941,648	$ 2,393,792
Later than one year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	2,749,713	4,323,489
Deferred tax assets	1,606,518	2,547,060
Deferred tax liability	(84,871)	(98,324)
Up to 1 year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	485,243	681,562
Deferred tax liability	(61,736)	(63,403)
Deferred tax assets	1,628,438	2,457,991
Deferred tax liability	$ 23,135	$ 34,921